Basis of preparation and accounting policies - Policies - Deferred acquisition costs (Details) - Shareholder-backed - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	$ 16.2
US insurance operations | Variable annuities
Critical accounting policies and estimates
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Expected long-term level of separate account returns (as a percent)	7.15%	7.40%	7.40%
US insurance operations | Maximum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	15.00%
US insurance operations | Minimum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	0.00%